Note 12 - Accrued Interest Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Other Liabilities [Table Text Block]
	2022	2021
(Dollar amounts in thousands)
Accrued interest payable	$878	$237
Accrued directors' benefits	4,440	2,247
Accrued salary and benefits expense	1,942	1,631
Operating lease liabilities	723	878
Other	2,930	1,167

Total	$10,913	$6,160